Quarterly Holdings Report
for
Fidelity® Value Fund
January 31, 2025
VAL-NPRT1-0425
1.813084.120
Common Stocks - 99.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Aptiv PLC	772,200	48,200,724
BELGIUM - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Galapagos NV (b)(c)	781,500	17,964,671
Materials - 0.5%
Chemicals - 0.5%
Syensqo SA	525,600	41,712,194
TOTAL BELGIUM		59,676,865
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA	5,027,600	14,814,259
CANADA - 5.4%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear Inc	986,700	50,884,622
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd	1,307,700	39,725,431
Cenovus Energy Inc	3,110,881	44,993,098
Imperial Oil Ltd	641,700	42,682,863
Imperial Oil Ltd (United States)	138,400	9,222,976
MEG Energy Corp	748,600	12,274,495
Secure Waste Infrastructure Corp	4,405,700	45,531,781
South Bow Corp	886,400	21,212,366
		215,643,010
Financials - 0.4%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	245,300	18,814,181
Financial Services - 0.2%
ECN Capital Corp	9,967,607	21,603,855
TOTAL FINANCIALS		40,418,036

Industrials - 0.9%
Ground Transportation - 0.3%
TFI International Inc	232,600	30,654,835
Machinery - 0.6%
ATS Corp (c)	848,700	22,955,514
NFI Group Inc (c)	3,253,500	26,908,226
		49,863,740
TOTAL INDUSTRIALS		80,518,575

Materials - 1.2%
Chemicals - 0.6%
Methanex Corp (United States)	943,419	49,246,472
Metals & Mining - 0.2%
Algoma Steel Group Inc (United States)	2,168,400	17,694,144
Paper & Forest Products - 0.4%
Interfor Corp (c)(d)	3,422,813	40,037,032
TOTAL MATERIALS		106,977,648

TOTAL CANADA		494,441,891
FRANCE - 0.7%
Communication Services - 0.1%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)(c)	872,700	10,069,529
Energy - 0.6%
Energy Equipment & Services - 0.6%
Vallourec SACA (c)	2,645,500	50,470,283
TOTAL FRANCE		60,539,812
GERMANY - 1.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	159,500	19,741,315
Industrials - 0.7%
Air Freight & Logistics - 0.1%
Deutsche Post AG	376,900	13,569,459
Electrical Equipment - 0.6%
Siemens Energy AG (c)	886,800	52,762,184
TOTAL INDUSTRIALS		66,331,643

Materials - 0.3%
Chemicals - 0.3%
LANXESS AG	937,900	25,550,388
TOTAL GERMANY		111,623,346
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (c)	3,636,358	11,563,618
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	2,484,238	20,673,682
INDIA - 0.5%
Industrials - 0.5%
Professional Services - 0.5%
WNS Holdings Ltd ADR	789,477	48,355,466
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (c)	1,644,100	29,149,893
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR (b)	9,832,000	18,877,440
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	1,816,200	18,356,638
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	2,155,300	36,071,464
PUERTO RICO - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (c)	1,595,600	9,781,028
Financials - 0.5%
Banks - 0.5%
Popular Inc	465,331	47,901,173
TOTAL PUERTO RICO		57,682,201
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (e)(f)	1,000,200	33,499,892
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	340,000	32,864,400
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG	1,008,760	35,820,256
UNITED KINGDOM - 1.4%
Communication Services - 0.4%
Media - 0.4%
WPP PLC	3,656,300	34,757,364
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd	767,400	13,705,764
Financials - 0.5%
Banks - 0.3%
Barclays PLC	7,290,829	26,720,871
Capital Markets - 0.2%
Petershill Partners PLC (e)(f)	4,948,088	16,963,646
TOTAL FINANCIALS		43,684,517

Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC	1,737,140	34,995,613
TOTAL UNITED KINGDOM		127,143,258
UNITED STATES - 85.2%
Communication Services - 1.4%
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (c)	4,577,300	47,100,417
Media - 0.9%
EchoStar Corp (g)	656,400	18,156,024
Nexstar Media Group Inc	229,300	35,133,346
Thryv Holdings Inc (c)	1,669,693	29,236,324
		82,525,694
TOTAL COMMUNICATION SERVICES		129,626,111

Consumer Discretionary - 7.6%
Automobile Components - 0.0%
Patrick Industries Inc	14,000	1,359,960
Automobiles - 0.0%
Harley-Davidson Inc	72,440	1,960,226
Distributors - 0.3%
LKQ Corp	797,000	29,799,830
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (c)	1,178,600	48,558,320
Household Durables - 1.9%
Lennar Corp Class A	141,800	18,609,832
Millrose Properties Inc (h)(i)	52,050	1,119,075
Mohawk Industries Inc (c)	375,500	45,923,650
Newell Brands Inc	2,532,000	25,218,720
Tempur Sealy International Inc	798,500	50,417,290
TopBuild Corp (c)	50,200	17,202,536
Worthington Enterprises Inc	304,800	12,771,120
		171,262,223
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares (b)	683,557	32,688,073
Topgolf Callaway Brands Corp (b)(c)	2,497,900	19,633,494
		52,321,567
Specialty Retail - 2.9%
Academy Sports & Outdoors Inc	430,779	22,534,049
Camping World Holdings Inc Class A (b)	1,465,600	33,840,704
Gap Inc/The	1,121,000	26,982,470
Lithia Motors Inc Class A	165,400	62,206,941
Penske Automotive Group Inc	270,700	44,836,041
Signet Jewelers Ltd	504,477	29,880,173
Upbound Group Inc	1,630,174	47,829,305
		268,109,683
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (c)	1,389,300	34,426,854
PVH Corp	547,300	49,038,080
Samsonite International SA (e)(f)	14,723,700	42,705,325
		126,170,259
TOTAL CONSUMER DISCRETIONARY		699,542,068

Consumer Staples - 5.9%
Beverages - 0.9%
Constellation Brands Inc Class A	27,500	4,972,000
Keurig Dr Pepper Inc	1,522,900	48,885,090
Primo Brands Corp Class A	924,500	29,926,065
		83,783,155
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc	2,377,300	47,664,865
Dollar Tree Inc (c)	750,300	55,034,505
Grocery Outlet Holding Corp (c)	1,644,000	26,616,360
Performance Food Group Co (c)	143,600	12,968,516
		142,284,246
Food Products - 2.6%
Bunge Global SA	602,900	45,898,777
Darling Ingredients Inc (c)	1,313,594	49,207,231
Ingredion Inc	213,300	29,102,652
JM Smucker Co	321,800	34,397,202
Lamb Weston Holdings Inc (b)	792,300	47,490,462
TreeHouse Foods Inc (c)	813,100	28,068,212
		234,164,536
Personal Care Products - 0.5%
Kenvue Inc	2,235,200	47,587,408
Tobacco - 0.4%
Philip Morris International Inc	270,100	35,167,020
TOTAL CONSUMER STAPLES		542,986,365

Energy - 6.2%
Energy Equipment & Services - 1.9%
Expro Group Holdings NV (c)	2,803,300	35,405,679
Kodiak Gas Services Inc	1,051,891	49,207,462
Liberty Energy Inc Class A	770,975	14,116,552
Tenaris SA	1,631,900	30,841,603
Tidewater Inc (c)	323,400	17,822,574
Valaris Ltd (c)	492,656	23,617,929
Weatherford International PLC	92,211	5,804,682
		176,816,481
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp (c)	1,588,462	59,281,402
Cheniere Energy Inc	310,066	69,346,261
Core Natural Resources Inc	463,449	41,867,983
Delek US Holdings Inc	1,354,500	24,191,370
Diamondback Energy Inc	148,384	24,388,394
Energy Transfer LP	2,146,997	43,970,499
Phillips 66	331,021	39,017,445
Range Resources Corp	570,686	21,138,209
Targa Resources Corp	352,913	69,453,278
		392,654,841
TOTAL ENERGY		569,471,322

Financials - 14.0%
Banks - 2.0%
East West Bancorp Inc	490,066	50,462,096
First Citizens BancShares Inc/NC Class A	26,992	59,508,992
First Citizens BancShares Inc/NC Class B	5,600	10,019,521
KeyCorp	2,599,700	46,742,606
Webster Financial Corp	224,300	13,511,832
		180,245,047
Capital Markets - 2.7%
Ameriprise Financial Inc	58,500	31,786,560
BGC Group Inc Class A	5,060,600	48,278,124
Carlyle Group Inc/The	1,031,600	57,934,656
LPL Financial Holdings Inc	137,000	50,263,930
Raymond James Financial Inc	289,000	48,690,720
State Street Corp	153,800	15,629,156
		252,583,146
Consumer Finance - 1.8%
Ally Financial Inc	841,800	32,804,946
OneMain Holdings Inc	1,136,432	63,117,433
PROG Holdings Inc	627,789	26,837,980
SLM Corp	1,676,642	46,795,078
		169,555,437
Financial Services - 3.8%
Apollo Global Management Inc	282,802	48,353,486
Essent Group Ltd	701,800	40,879,850
Global Payments Inc	657,800	74,232,730
NCR Atleos Corp (c)	1,449,350	46,176,291
PennyMac Financial Services Inc	441,500	46,220,635
Rocket Cos Inc Class A (b)(c)	476,500	6,003,900
Voya Financial Inc	368,200	26,138,518
WEX Inc (c)	332,500	61,143,425
		349,148,835
Insurance - 3.7%
Ambac Financial Group Inc (c)	1,493,659	17,371,254
American Financial Group Inc/OH	344,300	47,017,608
Assurant Inc	227,179	48,886,649
Hartford Financial Services Group Inc/The	417,000	46,516,350
Primerica Inc	127,743	37,067,186
Reinsurance Group of America Inc	304,149	69,303,392
Stewart Information Services Corp	375,385	24,471,348
The Travelers Companies, Inc.	195,500	47,932,690
		338,566,477
TOTAL FINANCIALS		1,290,098,942

Health Care - 11.1%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc (c)	8,167	2,215,789
BioMarin Pharmaceutical Inc (c)	21,200	1,343,232
Exact Sciences Corp (c)	143,549	8,045,921
Legend Biotech Corp ADR (c)	48,000	1,828,800
Moderna Inc (c)	510,800	20,135,736
Roivant Sciences Ltd (c)	177,300	1,973,349
		35,542,827
Health Care Equipment & Supplies - 3.0%
Align Technology Inc (c)	32,950	7,219,675
Baxter International Inc	192,403	6,264,642
Cooper Cos Inc/The (c)	124,373	12,008,213
Envista Holdings Corp (b)(c)	33,100	679,211
GE HealthCare Technologies Inc	182,829	16,143,801
Globus Medical Inc Class A (c)	25,100	2,327,272
Hologic Inc (c)	82,722	5,967,565
Lantheus Holdings Inc (b)(c)	565,400	52,305,154
Masimo Corp (c)	38,340	6,679,978
QuidelOrtho Corp (c)	926,500	40,265,690
ResMed Inc	6,000	1,417,080
Solventum Corp	330,794	24,498,604
STERIS PLC	47,655	10,515,076
Teleflex Inc	153,814	27,723,435
Zimmer Biomet Holdings Inc	532,829	58,334,119
		272,349,515
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (c)	1,630,205	73,538,548
AdaptHealth Corp (c)	4,290,996	46,428,577
BrightSpring Health Services Inc (c)	1,817,300	42,888,280
Cencora Inc	58,541	14,881,708
Centene Corp (c)	606,137	38,810,952
Chemed Corp	19,091	10,729,142
CVS Health Corp	921,700	52,057,616
Encompass Health Corp	96,698	9,599,210
Henry Schein Inc (c)	605,400	48,432,000
Humana Inc	43,432	12,735,565
Labcorp Holdings Inc	15,200	3,796,960
Molina Healthcare Inc (c)	207,327	64,356,374
PACS Group Inc	929,400	13,504,182
Tenet Healthcare Corp (c)	43,646	6,149,285
		437,908,399
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc	149,236	22,612,239
Avantor Inc (c)	431,904	9,622,821
Bio-Rad Laboratories Inc Class A (c)	4,300	1,551,784
Bruker Corp	13,600	790,840
Charles River Laboratories International Inc (c)	6,600	1,087,416
Fortrea Holdings Inc (c)	2,202,200	37,018,982
ICON PLC (c)	109,400	21,779,352
Illumina Inc (c)	24,923	3,308,279
IQVIA Holdings Inc (c)	86,788	17,475,632
Mettler-Toledo International Inc (c)	2,900	3,956,876
Revvity Inc	45,500	5,738,915
West Pharmaceutical Services Inc	20,884	7,132,930
		132,076,066
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (c)	186,400	2,242,392
Jazz Pharmaceuticals PLC (c)	249,567	31,038,648
Pacira BioSciences Inc (c)	62,600	1,648,258
Perrigo Co PLC	2,248,000	55,997,680
Royalty Pharma PLC Class A	163,249	5,155,403
Viatris Inc	4,265,000	48,109,200
		144,191,581
TOTAL HEALTH CARE		1,022,068,388

Industrials - 18.4%
Aerospace & Defense - 0.0%
Huntington Ingalls Industries Inc	38,500	7,594,510
Air Freight & Logistics - 1.0%
FedEx Corp	154,600	40,948,902
GXO Logistics Inc (c)	1,045,400	47,513,430
		88,462,332
Building Products - 1.8%
AZZ Inc	183,500	15,742,465
Builders FirstSource Inc (c)	397,850	66,552,348
Masterbrand Inc (c)	805,800	13,956,456
Tecnoglass Inc	470,700	35,773,200
UFP Industries Inc	301,600	34,880,040
		166,904,509
Commercial Services & Supplies - 2.6%
Brink's Co/The	449,800	41,979,834
Driven Brands Holdings Inc (b)(c)	2,909,700	48,039,147
GEO Group Inc/The (c)	1,384,700	43,631,897
HNI Corp	745,761	37,176,186
MillerKnoll Inc	1,356,700	30,444,348
Vestis Corp	2,452,600	34,287,348
		235,558,760
Construction & Engineering - 1.0%
Centuri Holdings Inc (b)	2,152,653	47,961,109
Fluor Corp (c)	502,300	24,215,883
WillScot Holdings Corp (c)	634,500	23,514,570
		95,691,562
Electrical Equipment - 1.0%
Acuity Brands Inc	91,400	30,380,446
GrafTech International Ltd (c)	4,297,209	6,445,813
Regal Rexnord Corp	318,956	50,627,886
		87,454,145
Ground Transportation - 1.4%
Ryder System Inc	304,770	48,583,386
U-Haul Holding Co Class N	691,025	44,736,959
XPO Inc (c)	249,800	33,390,765
		126,711,110
Machinery - 4.5%
Allison Transmission Holdings Inc	561,029	65,943,350
Atmus Filtration Technologies Inc	596,300	24,937,266
Chart Industries Inc (c)	226,100	47,840,499
CNH Industrial NV Class A	3,928,500	50,599,080
Gates Industrial Corp PLC (c)	2,357,000	48,766,330
Oshkosh Corp	426,800	49,679,520
PACCAR Inc	265,500	29,438,640
Terex Corp	934,500	44,940,105
Timken Co/The	600,496	48,201,814
		410,346,604
Professional Services - 2.9%
Amentum Holdings Inc	1,824,400	38,257,668
Clarivate PLC (b)(c)	4,036,600	21,878,372
Concentrix Corp (b)	829,000	43,340,120
Dun & Bradstreet Holdings Inc	3,182,106	39,139,904
First Advantage Corp (b)(c)	2,010,000	37,948,800
Genpact Ltd	767,200	37,354,968
Maximus Inc	96,200	7,242,898
SS&C Technologies Holdings Inc	494,900	40,062,155
		265,224,885
Trading Companies & Distributors - 2.2%
Boise Cascade Co	224,500	28,322,920
GMS Inc (c)	445,400	37,565,036
Herc Holdings Inc	208,900	42,607,244
McGrath RentCorp	267,700	32,838,759
Wesco International Inc	308,600	57,091,000
		198,424,959
TOTAL INDUSTRIALS		1,682,373,376

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics Inc (c)	450,200	52,470,810
Crane NXT Co	656,100	41,970,717
Jabil Inc	183,600	29,818,476
		124,260,003
IT Services - 0.3%
ASGN Inc (c)	362,800	32,002,588
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (c)	324,500	54,360,240
ON Semiconductor Corp (c)	1,211,120	63,390,021
		117,750,261
Software - 0.4%
NCR Voyix Corp (c)	3,169,500	38,953,155
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp (c)	474,200	30,884,646
TOTAL INFORMATION TECHNOLOGY		343,850,653

Materials - 6.7%
Chemicals - 2.6%
Air Products and Chemicals Inc	28,500	9,554,910
Avient Corp (b)	180,400	7,739,159
Celanese Corp	142,016	10,088,817
Chemours Co/The	2,195,045	41,683,905
Corteva Inc	714,851	46,658,325
Minerals Technologies Inc	341,700	26,204,973
Mosaic Co/The	453,700	12,653,693
Olin Corp	869,800	25,476,442
Tronox Holdings PLC	1,636,655	16,808,447
Westlake Corp	402,415	45,983,962
		242,852,633
Construction Materials - 0.5%
GCC SAB de CV	1,324,800	12,310,756
Martin Marietta Materials Inc	44,453	24,187,766
Titan Cement International SA (Greece)	105,447	4,999,156
		41,497,678
Containers & Packaging - 2.0%
International Paper Co (b)	1,255,693	69,854,202
O-I Glass Inc (c)	3,562,484	42,536,059
Smurfit WestRock PLC	1,385,636	73,563,415
		185,953,676
Metals & Mining - 1.4%
Constellium SE (c)	4,407,749	43,768,948
Radius Recycling Inc Class A	861,400	10,345,414
Reliance Inc	189,300	54,802,350
Steel Dynamics Inc	179,877	23,060,231
		131,976,943
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	152,750	17,867,167
TOTAL MATERIALS		620,148,097

Real Estate - 4.8%
Health Care REITs - 1.7%
American Healthcare REIT Inc	1,595,900	45,148,011
Ventas Inc	1,106,400	66,848,688
Welltower Inc	326,300	44,533,424
		156,530,123
Industrial REITs - 0.9%
EastGroup Properties Inc	287,000	48,680,940
Prologis Inc	247,902	29,562,314
		78,243,254
Real Estate Management & Development - 0.9%
Compass Inc Class A (c)	6,881,000	49,887,250
Newmark Group Inc Class A	2,077,400	29,353,662
		79,240,912
Residential REITs - 0.7%
Sun Communities Inc	507,800	64,236,700
Specialized REITs - 0.6%
Lamar Advertising Co Class A	154,900	19,582,458
Outfront Media Inc	2,307,535	42,458,644
		62,041,102
TOTAL REAL ESTATE		440,292,091

Utilities - 5.4%
Electric Utilities - 3.4%
Constellation Energy Corp	153,897	46,166,022
Edison International	685,584	37,021,536
Eversource Energy	1,223,000	70,542,640
FirstEnergy Corp	1,615,300	64,288,940
PG&E Corp	6,292,600	98,479,190
		316,498,328
Gas Utilities - 0.7%
UGI Corp	1,960,644	60,250,590
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	5,279,200	58,071,200
NextEra Energy Partners LP	599,000	6,313,460
		64,384,660
Multi-Utilities - 0.6%
Sempra	703,900	58,374,427
TOTAL UTILITIES		499,508,005

TOTAL UNITED STATES		7,839,965,418
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	4,293,271	53,734,200
TOTAL COMMON STOCKS (Cost $7,610,906,345)		9,153,054,723

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025 (k)	4.31	2,010,000	2,000,987
US Treasury Bills 0% 3/6/2025	4.37	2,490,000	2,480,898
US Treasury Bills 0% 4/3/2025 (k)	4.24	1,500,000	1,489,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,969,960)			5,971,494

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.37	63,046,301	63,058,910
Fidelity Securities Lending Cash Central Fund (l)(m)	4.37	157,798,408	157,814,188
TOTAL MONEY MARKET FUNDS (Cost $220,872,808)			220,873,098

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $7,837,749,113)	9,379,899,315
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(179,880,426)
NET ASSETS - 100.0%	9,200,018,889

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	127	Mar 2025	41,275,000	(850,529)	(850,529)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Affiliated company
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $93,168,863 or 1.0% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,168,863 or 1.0% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,156,024 or 0.2% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Level 3 security
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,417,962.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	18,405,456

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,191,791	682,671,025	733,803,906	1,140,694	-	-	63,058,910	63,046,301	0.1%
Fidelity Securities Lending Cash Central Fund	145,209,166	320,216,612	307,611,590	89,582	-	-	157,814,188	157,798,408	0.7%
Total	259,400,957	1,002,887,637	1,041,415,496	1,230,276	-	-	220,873,098	220,844,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Interfor Corp	47,174,763	-	-	-	-	(7,137,731)	40,037,032	3,422,813
Total	47,174,763	-	-	-	-	(7,137,731)	40,037,032	3,422,813

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.